Financial risk management - Interest rate risk (Details) - Interest rate risk - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Fixed rate
Financial instruments by type of interest rate
Non-current interest-bearing financial investments	€ 457	€ 715
Current interest-bearing financial investments	133	510
Cash and cash equivalents	54	55
Interest-bearing liabilities	(3,150)	(3,483)
Financial assets and liabilities before derivatives	(2,506)	(2,203)
Interest rate derivatives	2,820	3,057
Financial assets and liabilities after derivatives	314	854
Floating rate
Financial instruments by type of interest rate
Non-current interest-bearing financial investments	0	0
Current interest-bearing financial investments	1,528	1,055
Cash and cash equivalents	6,569	6,179
Interest-bearing liabilities	(737)	(708)
Financial assets and liabilities before derivatives	7,360	6,526
Interest rate derivatives	(2,820)	(3,057)
Financial assets and liabilities after derivatives	€ 4,540	€ 3,469